Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventories
Schedule of inventories

	December 31,
	2023	2022

	(Euro, in thousands)
Raw materials	€55,263	€39,071
Semi-finished products	12,598	5,791
Finished products	6,117	8,063
Total inventories	€73,978	€52,925